Post-Employment Benefits (Tables)	9 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Service cost	$1	$1	$3	3
Interest cost	4	4	12	12
Expected return on plan assets	(17)	(16)	(51)	(49)
Amortization of net gain	(6)	(9)	(18)	(27)
Net periodic benefit	$(18)	$(20)	$(54)	$(61)